Cover	Jul. 22, 2022
Cover [Abstract]
Document Type	8-K/A
Amendment Flag	true
Amendment Description	Amendment No: 1
Document Period End Date	Jul. 22, 2022
Entity File Number	000-55203
Entity Registrant Name	eWELLNESS HEALTHCARE CORPORATION
Entity Central Index Key	0001550020
Entity Tax Identification Number	90-1073143
Entity Incorporation, State or Country Code	NV
Entity Address, Address Line One	eWellness Healthcare Corporation
Entity Address, Address Line Two	1126 S Federal Highway #464
Entity Address, City or Town	Ft. Lauderdale
Entity Address, State or Province	FL
Entity Address, Postal Zip Code	33316
City Area Code	(855)
Local Phone Number	470-1700
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false